Basis of preparation	12 Months Ended
Aug. 31, 2024
Basis of preparation
Basis of preparation

2. Basis of preparation and going concern uncertainty

Compliance with IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards [“IFRS”] as issued by the International Accounting Standards Board [“IASB”] and interpretations issued by the International Financial Reporting Interpretations Committee [“IFRIC”] in effect on August 31, 2024.

The consolidated financial statements were authorized for issue by the Board of Directors on December 2, 2024.

Going concern uncertainty

As of August 31, 2024, the Company has cash of $63,126 and working capital of $2,888,660. The Company has incurred recurring losses, has not yet achieved profitable operations and has a deficit of $65,609,357 since its inception. The cash flows from operations were negative for the three years ended August 31, 2024. Additional financing will be needed by the Company to fund its operations and to commercialize the E-Motion powertrain business. These matters, when considered in aggregate, indicate the existence of a material uncertainty that raises substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the issuance of these consolidated financial statements. In view of these matters, continuation as a going concern is dependent upon the continued operations of the Company which will be determined by the Company’s ability to meet its financial requirements, including its ability to raise additional capital.

The Company is evaluating several different strategies and is actively pursuing actions that are expected to increase its liquidity position, including, but not limited to, pursuing additional cost savings initiatives and seeking additional financing from both the public and private markets through the issuance of equity securities. For the year ended August 31, 2024, the Company was able to raise net proceeds from issuance of shares of $8,326,492. However, the Company’s management cannot provide assurances that the Company will be successful in accomplishing any of its proposed financing plans. Management also cannot provide any assurance as to unforeseen circumstances that could occur within the next 12 months which could increase the Company’s need to raise additional capital on an immediate basis, which additional capital may not be available to the Company.

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. These consolidated financial statements as at and for the year ended August 31, 2024 do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate. Such adjustments could be material.

Basis of consolidation

The consolidated financial statements include the accounts of the Company, and the subsidiaries that it controls. Control exists when the Company has the power over the subsidiary, when it is exposed or has rights to variable returns from its involvement with the subsidiary and when it has the ability to use its power to affect its returns. Subsidiaries that the Company controls are consolidated from the effective date of acquisition up to the effective date of disposal or loss of control.

Details of the Company’s significant subsidiaries at the end of the reporting period are set out below.

Name of subsidiary	Principal activity	Country of incorporation and operation	Proportion of ownership held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental, Ltd.	Operates an electric boat rental center	United States	nil
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

On April 25, 2024, the Company disposed of its 100% ownership in EB Rental Ltd., which was deconsolidated at that date. See note 30 for details.

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates. Areas where estimates are significant to the consolidated financial statements are disclosed in note 4.

Reverse stock splits

On August 22, 2024, the Company implemented a reverse stock split, consolidating every 15 Voting Common Shares into 1 Voting Common Share. On October 8, 2024, the Company implemented a subsequent reverse stock split, consolidating every 9 Voting Common Shares into 1 Voting Common Share. In accordance with IFRS, all references to common shares, Pre-Funded Warrants, Series A and B Convertible Preferred Shares, warrants and options have been adjusted to reflect both reverse stock splits, despite the fact that the latter occurred in the subsequent period. Comparative references to the above have also been adjusted to reflect the two reverse stock splits.